TRADE ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	June 30,	December 31,
	2021	2020
Domestic customers
Third parties	1,084,214	970,796
Related parties (Note 11) (1)	53,602	47,685

Foreign customers
Third parties	2,883,330	1,938,614

(-) Expected credit losses	(42,060)	(41,889)
	3,979,086	2,915,206

1)The balance refers to transactions with Ibema Companhia Brasileira de Papel, an entity that is not consolidated by the Company.

Schedule of trade accounts receivable by maturity

	June 30,	December 31,
	2021	2020
Current	3,910,996	2,603,229
Overdue
Up to 30 days	19,190	209,210
From 31 to 60 days	7,167	51,420
From 61 to 90 days	4,502	2,062
From 91 to 120 days	5,724	6,665
From 121 to 180 days	8,278	8,618
From 181 days	23,229	34,002
	3,979,086	2,915,206

Schedule of rollforward of expected credit losses, trade accounts receivable

	June 30,	December 31,
	2021	2020
Beginning balance	(41,889)	(41,996)
Addition	(4,429)	(9,350)
Reversal	273	3,328
Write-off	3,625	7,737
Exchange rate variation	360	(1,608)
Ending balance	(42,060)	(41,889)